Condensed Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating costs	$ 996,938	$ 1,281,508	$ 3,485,342	$ 2,012,339	$ 6,150,199	$ 1,682,816
Loss from operations	(996,938)	(1,281,508)	(3,485,342)	(2,012,339)	(6,150,199)	(1,682,816)
Other income (expense):
Interest income from Trust Account	699,906	1,245,964	3,840,682	1,615,323	3,989,061	16,153
Initial fair value adjustment of promissory note					0	(18,323)
Change in fair value of convertible promissory notes – related parties	(757,488)	1,200	37,804	(21,011)	(170,741)	83,768
Change in fair value of warrant liabilities	(9,271,875)	372,750	(3,004,875)	10,003,125	498,000	6,155,125
Offering costs allocated to warrant					0	(280,829)
Total other (loss) income, net	(9,329,457)	1,619,914	873,611	11,597,437	4,316,320	5,955,894
(Loss) income before income taxes	(10,326,395)	338,406	(2,611,731)	9,585,098	(1,833,879)	4,273,078
Income tax expense	(146,980)	(530,156)	(785,543)	(530,156)	(757,069)	0
Net (loss) income	$ (10,473,375)	$ (191,750)	$ (3,397,274)	$ 9,054,942	$ (2,590,948)	$ 4,273,078
Redeemable Class A Common Stock [Member]
Other income (expense):
Weighted average shares outstanding, basic	8,169,859	28,750,000	12,660,640	28,750,000	28,750,000	24,417,808
Weighted average shares outstanding, diluted	8,169,859	28,750,000	12,660,640	28,750,000	28,750,000	24,417,808
Basic, net (loss) income per share	$ (0.68)	$ (0.01)	$ (0.17)	$ 0.25	$ (0.07)	$ 0.14
Diluted, net (loss) income per share	$ (0.68)	$ (0.01)	$ (0.17)	$ 0.25	$ (0.07)	$ 0.14
Non Redeemable Class B Common Stock [Member]
Other income (expense):
Weighted average shares outstanding, basic					7,187,500	7,187,500
Weighted average shares outstanding, diluted					7,187,500	7,187,500
Basic, net (loss) income per share					$ (0.07)	$ 0.14
Diluted, net (loss) income per share					$ (0.07)	$ 0.14
Non Redeemable Class A And Class B Common Stock [Member]
Other income (expense):
Weighted average shares outstanding, basic	7,187,500	7,187,500	7,187,500	7,187,500
Weighted average shares outstanding, diluted	7,187,500		7,187,500	7,187,500
Basic, net (loss) income per share	$ (0.68)	$ (0.01)	$ (0.17)	$ 0.25
Diluted, net (loss) income per share	$ (0.68)	$ (0.01)	$ (0.17)	$ 0.25